Equity (Details - Restricted Stock Units Activity) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of nonvested outstanding, Beginning | shares	9,523
Weighted average grant date fair value, Beginning | $ / shares	$ 10.02
Granted | shares	0
Weighted average grant date fair value, Granted | $ / shares	$ 0
Vested | shares	(2,379)
Weighted average grant date fair value, Vested | $ / shares	$ 10.02
Forfeited | shares	0
Weighted average grant date fair value, Forfeited | $ / shares	$ 0
Number of nonvested outstanding, Ending | shares	7,144
Weighted average grant date fair value, Ending | $ / shares	$ 10.02